Derivatives Derivatives narrative (Details) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Derivative Assets, at Fair Value	$ 0.0
Derivative, Loss on Derivative	$ 0.2